Condensed Statements of Changes in Shareholders' Equity - USD ($)	Total	Ordinary Class A [Member]	Ordinary Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit)
Beginning Balance at Jun. 09, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Jun. 09, 2020		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 1,438	23,562
Issuance of Class B ordinary shares to Sponsor (in shares)			14,375,000
Net income loss	(23,662)				(23,662)
Ending Balance at Jun. 30, 2020	1,338	$ 0	$ 1,438	23,562	(23,662)
Ending Balance (in shares) at Jun. 30, 2020		0	14,375,000
Beginning Balance at Jun. 09, 2020	0	$ 0	$ 0	0	0
Beginning Balance (in shares) at Jun. 09, 2020		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 1,438	23,562
Issuance of Class B ordinary shares to Sponsor (in shares)			14,375,000
Sale of units in initial public offering, less fair value of public warrants (in shares)		57,500,000
Sale of units in initial public offering, less fair value of public warrants	546,250,000	$ 5,750		546,244,250
Offering costs	(30,740,575)			(30,740,575)
Shares subject to possible redemption	(485,439,440)	$ (4,854)		(485,434,586)
Shares subject to possible redemption (in shares)		(48,543,944)
Net income loss	(25,094,982)				(25,094,982)
Ending Balance at Dec. 31, 2020	5,000,003	$ 896	$ 1,438	30,092,651	(25,094,982)
Ending Balance (in shares) at Dec. 31, 2020		8,956,056	14,375,000
Shares subject to possible redemption	(25,467,200)	$ (255)		(25,466,945)
Shares subject to possible redemption (in shares)		(2,546,720)
Net income loss	25,467,200				25,467,200
Ending Balance at Mar. 31, 2021	5,000,003	$ 641	$ 1,438	4,625,706	372,218
Ending Balance (in shares) at Mar. 31, 2021		6,409,336	14,375,000
Beginning Balance at Dec. 31, 2020	5,000,003	$ 896	$ 1,438	30,092,651	(25,094,982)
Beginning Balance (in shares) at Dec. 31, 2020		8,956,056	14,375,000
Sale of units in initial public offering, less fair value of public warrants (in shares)		57,500,000
Ending Balance at Jun. 30, 2021	5,000,010	$ 562	$ 1,438		4,998,010
Ending Balance (in shares) at Jun. 30, 2021		5,619,978	14,375,000
Beginning Balance at Mar. 31, 2021	5,000,003	$ 641	$ 1,438	4,625,706	372,218
Beginning Balance (in shares) at Mar. 31, 2021		6,409,336	14,375,000
Shares subject to possible redemption	(7,893,580)	$ (79)		$ (4,625,706)	(3,267,795)
Shares subject to possible redemption (in shares)		(789,358)
Net income loss	7,893,587				7,893,587
Ending Balance at Jun. 30, 2021	$ 5,000,010	$ 562	$ 1,438		$ 4,998,010
Ending Balance (in shares) at Jun. 30, 2021		5,619,978	14,375,000